Statements Of Consolidated Income (Loss) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Successor
Operating revenues	$ 1,191		$ 5,430
Fuel, purchased power costs and delivery fees	(720)		(2,935)
Net gain from commodity hedging and trading activities	0		0
Operating costs	(208)		(973)
Depreciation and amortization	(216)		(699)
Selling, general and administrative expenses	(208)		(600)
Impairment of goodwill	0		0
Impairment of long-lived assets	0		(25)
Operating income (loss)	(161)		198
Other income	10		37
Other deductions	0		(5)
Interest expense and related charges	(60)		(193)
Impacts of Tax Receivable Agreement	(22)		213
Reorganization items	0		0
Income (loss) before income taxes	(233)		250
Income tax (expense) benefit	70		(504)
Net income (loss)	$ (163)		$ (254)
Weighted average shares of common stock outstanding:
Weighted average shares of common stock outstanding - basic	427,560,620		427,761,460
Weighted average shares of common stock outstanding - diluted	427,560,620		427,761,460
Net income (loss) per weighted average share of common stock outstanding:
Net income (loss) per weighted average share of common stock outstanding - basic	$ (0.38)		$ (0.59)
Net income (loss) per weighted average share of common stock outstanding - diluted	(0.38)		(0.59)
Dividend declared per share of common stock	$ 2.32		$ 0.00
Predecessor
Operating revenues		$ 3,973		$ 5,370
Fuel, purchased power costs and delivery fees		(2,082)		(2,692)
Net gain from commodity hedging and trading activities		282		334
Operating costs		(664)		(834)
Depreciation and amortization		(459)		(852)
Selling, general and administrative expenses		(482)		(676)
Impairment of goodwill		0		(2,200)
Impairment of long-lived assets		0		(2,541)
Operating income (loss)		568		(4,091)
Other income		19		18
Other deductions		(75)		(93)
Interest expense and related charges		(1,049)		(1,289)
Impacts of Tax Receivable Agreement		0		0
Reorganization items		22,121		(101)
Income (loss) before income taxes		21,584		(5,556)
Income tax (expense) benefit		1,267		879
Net income (loss)		$ 22,851		$ (4,677)